UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-121

Name of Registrant:	VANGUARD WELLINGTON FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	NOVEMBER 30

Date of reporting period:	AUGUST 31, 2004

Item 1:	Schedule of Investments

      August 31, 2004

Vanguard Wellington Fund	Shares	Market Value (000)
COMMON STOCKS (65.0%)

Auto & Transportation (4.5%)
Union Pacific Corp.	5,000,000	$285,550
Canadian National Railway Co.	6,194,000	282,261
CSX Corp.	6,755,800	213,348
FedEx Corp.	2,168,500	177,795
Norfolk Southern Corp.	6,197,200	176,000
General Motors Corp.	2,308,300	95,356
Genuine Parts Co.	1,940,000	73,545
Canadian Pacific Railway Ltd.	2,755,700	70,133

		1,373,988

Consumer Discretionary (5.0%)
Waste Management, Inc.	8,833,500	245,483
McDonald's Corp.	8,768,300	236,919
Kimberly-Clark Corp.	3,331,600	222,218
* Time Warner, Inc.	11,231,900	183,642
* Accenture Ltd.	6,909,000	180,325
Gannett Co., Inc.	1,953,600	165,470
Gillette Co.	2,624,000	111,520
Dollar General Corp.	5,273,300	103,884
Target Corp.	1,612,700	71,894

		1,521,355

Consumer Staples (3.2%)
Altria Group, Inc.	4,955,300	242,562
Colgate-Palmolive Co.	3,072,100	165,893
General Mills, Inc.	2,775,900	131,161
The Coca-Cola Co.	2,667,000	119,242
Sara Lee Corp.	5,172,900	114,476
Coca-Cola Enterprises, Inc.	5,072,700	104,751
Kellogg Co.	1,768,500	74,242
PepsiCo, Inc.	586,400	29,320

		981,647

Financial Services (12.1%)
Citigroup, Inc.	13,634,100	635,076
Bank of America Corp.	10,275,400	462,188
ACE Ltd.	7,270,200	280,266
JPMorgan Chase & Co.	6,800,376	269,159
Freddie Mac	3,605,500	242,001
American International Group, Inc.	3,219,800	229,379
MBIA, Inc.	3,729,700	213,600
The Hartford Financial Services Group Inc.	3,274,000	200,238
UBS AG	2,776,500	187,386
Merrill Lynch & Co., Inc.	3,418,000	174,557
Marsh & McLennan Cos., Inc.	3,515,000	157,085
Ambac Financial Group, Inc.	1,626,900	122,831
MBNA Corp.	4,646,800	112,174
KeyCorp	3,489,100	109,383
Morgan Stanley	1,794,500	91,035
Westpac Banking Corp. Ltd. ADR	1,408,500	83,749
U.S. Bancorp	2,476,000	73,042
Archstone-Smith Trust REIT	2,286,900	71,466

		3,714,615

Health Care (6.7%)
Abbott Laboratories	9,412,200	392,395
Schering-Plough Corp.	12,920,000	238,503
Pfizer Inc.	6,321,000	206,507
Wyeth	5,560,200	203,337
Cardinal Health, Inc.	4,289,400	193,881
Eli Lilly & Co.	3,023,300	191,828
Baxter International, Inc.	5,717,800	174,622
AstraZeneca Group PLC ADR	3,602,800	167,638
Becton, Dickinson & Co.	1,878,300	90,384
* Sanofi-Aventis ADR	2,333,503	84,053
Novartis AG ADR	1,653,100	76,786
* Hospira, Inc.	868,730	24,064

		2,043,998

Integrated Oils (5.9%)
Total SA ADR	3,570,000	349,824
Royal Dutch Petroleum Co. ADR	5,970,410	302,640
BP PLC ADR	5,549,000	297,981
ExxonMobil Corp.	6,393,700	294,750
ChevronTexaco Corp.	2,904,000	283,140
ConocoPhillips Co.	1,619,900	120,569
Petrol Brasil ADR	2,515,000	77,336
Repsol YPF, SA ADR	3,206,900	66,511

		1,792,751

Other Energy (2.4%)
EnCana Corp.	8,111,680	333,390
Schlumberger Ltd.	2,694,400	166,514
Burlington Resources, Inc.	4,329,000	156,840
Anadarko Petroleum Corp.	1,455,000	86,165

		742,909

Materials & Processing (7.1%)
E.I. du Pont de Nemours & Co.	7,540,400	318,657
Weyerhaeuser Co.	4,891,500	305,768
International Paper Co.	6,292,600	251,830
Alcoa Inc.	7,461,800	241,613
Rohm & Haas Co.	4,408,000	178,656
Rio Tinto PLC ADR	1,574,900	159,978
Avery Dennison Corp.	2,376,500	147,700
Syngenta AG ADR	7,548,700	136,103
Dow Chemical Co.	3,056,700	130,857
PPG Industries, Inc.	2,006,000	119,899
Temple-Inland Inc.	1,416,600	96,725
Air Products & Chemicals, Inc.	1,407,800	73,741

		2,161,527

Producer Durables (3.4%)
Parker Hannifin Corp.	3,844,000	208,998
Pitney Bowes, Inc.	4,673,000	203,556
Caterpillar, Inc.	2,734,100	198,769
United Technologies Corp.	1,775,100	166,700
Emerson Electric Co.	2,477,500	154,224
Pall Corp.	3,224,000	78,537
Nokia Corp. ADR	4,849,600	57,613

		1,068,397

Technology (5.3%)
International Business Machines Corp.	4,345,800	368,046
General Dynamics Corp.	3,015,900	294,473
Microsoft Corp.	10,584,200	288,949
Motorola, Inc.	11,998,800	193,781
* Apple Computer, Inc.	4,192,500	144,599
Texas Instruments, Inc.	7,352,700	143,672
* EMC Corp.	10,313,800	111,080
* Corning, Inc.	3,934,400	39,816
Analog Devices, Inc.	803,300	27,891

		1,612,307

Utilities (8.2%)
Verizon Communications Inc.	10,824,800	424,873
Exelon Corp.	9,144,000	336,956
SBC Communications Inc.	9,590,800	247,347
FPL Group, Inc.	3,181,000	220,125
* Comcast Corp. Class A	7,207,400	203,032
Cinergy Corp.	4,509,000	182,524
TXU Corp.	4,215,500	175,491
Pinnacle West Capital Corp.	3,508,300	148,085
Progress Energy, Inc.	3,000,000	131,670
BellSouth Corp.	4,789,100	128,156
* Deutsche Telekom AG ADR	6,331,900	110,998
Sprint Corp.	5,305,800	104,418
ALLTEL Corp.	1,698,200	92,807
* Comcast Corp. Special Class A	290,900	8,073

		2,514,555

Other (1.2%)
General Electric Co.	6,520,500	213,807
Honeywell International Inc.	4,620,600	166,249

		380,056

TOTAL COMMON STOCKS
(Cost $5,249,826)		19,908,105

	Face Amount (000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (9.2%)

U.S. Government Securities (6.3%)
U.S. Treasury Bond
6.25%, 8/15/2023	$200,000	232,250
U.S. Treasury Note
2.00%, 8/31/2005	200,000	200,062
2.75%, 7/31/2006	1,400,000	1,409,632
Private Export Funding Corp.
(U.S. Government
Guaranteed)
5.75%, 1/15/2008	40,385	43,646
3.375%, 2/15/2009	33,300	33,043

		1,918,633

Mortgage-Backed Securities (2.9%)
Federal National Mortgage Assn.**
(3)4.51%, 5/1/2013	20,754	20,838
(3)4.889%, 1/1/2014	39,701	40,756
(3)5.016%, 2/1/2013	19,596	20,263
Government National Mortgage Assn
(3)5.50%, 2/15/2029-9/1/2034	607,842	619,799
(3)6.00%, 3/15/2028-1/15/2033	94,148	98,032
(3)6.50%, 1/15/2031-1/15/2032	46,452	49,065
(3)7.00%, 4/15/2023-8/15/2032	47,952	51,358
(3)8.00%, 6/15/2017	56	62

		900,173

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,801,084)		2,818,806

CORPORATE BONDS (23.3%)

Asset-Backed Securities/Commercial Mortgage-Backed Securities (0.1%)
Asset Securitization Corp.
(3)7.49%, 4/14/2029	19,398	21,287
Bank One Issuance Trust
(3)3.86%, 6/15/2011	40,000	40,532
(3)3.45%, 10/17/2011	40,000	39,716
Bear Stearns Commercial Mortgage Securities, Inc.
(3)5.61%, 11/15/2033	17,250	18,476
(3)4.74%, 3/13/2040	25,000	25,124
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1
(3)6.31%, 9/25/2008	8,352	8,697
(3)6.42%, 12/26/2009	16,110	17,537
DLJ Mortgage Acceptance Corp.
(3)(4)6.82%, 10/15/2030	21,460	23,157
(3)(4)7.60%, 5/15/2030	20,286	22,031
Greenwich Capital Commercial Funding Corp.
(3)4.915%, 1/5/2036	40,000	40,535
LB-UBS Commerical Mortgage Trust
(3)6.462%, 3/15/2031	16,325	18,209
Morgan Stanley Dean Witter Capital
(3)4.74%, 11/13/2036	26,000	26,245
Nomura Asset Securities Corp.
(3)6.69%, 3/15/2030	13,000	14,692

		316,238

Finance (9.4%)
Banking (4.3%)
Abbey National First Capital
8.20%, 10/15/2004	20,000	20,148
Abbey National PLC
6.69%, 10/17/2005	25,000	26,143
BB&T Corp.
7.25%, 6/15/2007	36,900	40,837
Bank One Corp.
7.875%, 8/1/2010	15,000	17,786
Bank of America Corp.
7.80%, 2/15/2010	30,000	35,297
(3)4.875%, 1/15/2013	20,000	20,236
Bank of Montreal (Chicago)
7.80%, 4/1/2007	21,000	23,251
BankAmerica Corp.
5.875%, 2/15/2009	25,000	27,154
BankBoston Corp.
6.625%, 12/1/2005	27,000	28,384
Banque Nationale de Paris-NY
7.20%, 1/15/2007	40,000	43,751
Bayerische Landesbank - NY
6.375%, 10/15/2005	25,000	26,116
Citicorp
6.75%, 8/15/2005	25,000	26,037
6.375%, 11/15/2008	15,000	16,550
Citigroup, Inc.
6.625%, 6/15/2032	25,000	27,574
Deutsche Ausgleichbank
7.00%, 6/23/2005	50,000	51,988
(4)Export-Import Bank of Korea
4.125%, 2/10/2009	27,585	27,564
Huntington National Bank
4.90%, 1/15/2014	16,375	16,445
Inter-American Development Bank
7.375%, 1/15/2010	40,000	47,237
4.375%, 9/20/2012	40,000	40,632
International Bank for Reconstruction & Development
5.75%, 2/6/2008	20,000	21,631
6.125%, 12/19/2007	20,000	21,827
J.P. Morgan Chase & Co.
4.50%, 11/15/2010	25,000	25,358
6.75%, 2/1/2011	5,115	5,737
KFW International Finance, Inc.
4.75%, 1/24/2007	15,000	15,661
7.00%, 3/1/2013	10,000	11,701
Mellon Funding Corp.
5.00%, 12/1/2014	30,000	30,353
NBD Bancorp, Inc.
7.125%, 5/15/2007	35,000	38,721
National City Bank Columbus
7.25%, 7/15/2010	25,000	28,607
National City Bank Pennsylvania
7.25%, 10/21/2011	20,000	23,427
Northern Trust Co.
6.65%, 11/9/2004	25,000	25,217
4.60%, 2/1/2013	5,925	5,879
Paribas NY
6.95%, 7/22/2013	40,000	46,122
Royal Bank of Scotland Group PLC
6.375%, 2/1/2011	40,775	45,224
(4)Scotland International Finance
8.85%, 11/1/2006	28,000	30,974
Societe Generale - NY
7.40%, 6/1/2006	40,000	43,216
SunTrust Banks, Inc.
7.25%, 9/15/2006	54,000	59,178
US Bank NA Minnesota
5.625%, 11/30/2005	50,000	52,056
Wachovia Corp.
5.625%, 12/15/2008	55,000	59,327
Washington Mutual, Inc.
7.50%, 8/15/2006	40,000	43,471
Wells Fargo & Co.
6.45%, 2/1/2011	35,000	39,193
6.375%, 8/1/2011	15,000	16,690
5.125%, 9/1/2012	10,000	10,401
Westdeutsche Landesbank - NY
6.75%, 6/15/2005	50,000	51,779
Brokerage (0.3%)
Credit Suisse First Boston USA, Inc.
5.875%, 8/1/2006	40,000	42,250
Dean Witter, Discover & Co.
6.75%, 10/15/2013	25,775	28,959
7.07%, 2/10/2014	17,500	20,082
Finance Companies (1.5%)
American Express Credit Corp.
3.00%, 5/16/2008	30,000	29,571
American General Finance Corp.
7.45%, 1/15/2005	55,000	56,101
Countrywide Home Loan
5.50%, 8/1/2006	30,000	31,422
(4)FGIC Corp.
6.00%, 1/15/2034	14,635	14,881
General Electric Capital Corp.
8.125%, 5/15/2012	30,000	36,372
5.45%, 1/15/2013	40,000	42,388
Heller Financial, Inc.
8.00%, 6/15/2005	40,000	41,793
Household Finance Corp.
6.375%, 10/15/2011	75,000	82,796
Norwest Financial, Inc.
6.25%, 12/15/2007	35,000	38,780
SLM Corp.
5.375%, 1/15/2013	30,000	31,088
Transamerica Financial Corp.
6.40%, 9/15/2008	29,265	31,932
Wells Fargo Financial
5.50%, 8/1/2012	20,000	21,302
Insurance (3.0%)
ACE Capital Trust II
9.70%, 4/1/2030	20,000	27,330
Allstate Corp.
7.20%, 12/1/2009	40,000	46,031
Ambac, Inc.
7.50%, 5/1/2023	25,000	28,476
American International Group, Inc.
(4)6.30%, 5/10/2011	60,000	66,456
Cincinnati Financial Corp.
6.90%, 5/15/2028	40,500	45,582
Farmers Exchange Capital
(4)7.05%, 7/15/2028	25,000	25,497
Florida Windstorm Underwriters
(4)7.125%, 2/25/2019	55,000	65,229
Frank Russell Co.
(4)5.625%, 1/15/2009	30,000	32,140
General Re Corp.
9.00%, 9/12/2009	32,000	39,408
Hartford Financial Services Group, Inc.
7.90%, 6/15/2010	35,000	41,393
Jackson National Life Insurance Co.
(4)8.15%, 3/15/2027	39,480	48,160
John Hancock Financial Services
5.625%, 12/1/2008	16,080	17,223
Liberty Mutual Insurance Co.
(4)7.875%, 10/15/2026	31,210	34,374
Marsh & McLennan Cos., Inc.
6.25%, 3/15/2012	50,000	54,531
MassMutual Global Funding II
(4)3.50%, 3/15/2010	50,000	48,706
Mercury General Corp.
7.25%, 8/15/2011	20,000	22,697
Metropolitan Life Insurance Co.
(4)7.70%, 11/1/2015	51,000	61,294
Pacific Life Global Funding
(4)3.75%, 1/15/2009	31,910	31,828
Protective Life Secured Trust
3.70%, 11/24/2008	35,000	35,033
Prudential Insurance Co.
(4)7.65%, 7/1/2007	20,000	22,324
St. Paul Cos., Inc.
5.75%, 3/15/2007	20,000	21,088
Torchmark Corp.
7.875%, 5/15/2023	45,000	55,223
XL Capital Ltd.
6.50%, 1/15/2012	50,000	54,952
Real Estate Investment (0.1%)
Spieker Properties LP Corp.
7.65%, 12/15/2010	25,000	28,784
Financial Other (0.2%)
(4)Berkshire Hathaway, Inc.
4.625%, 10/15/2013	50,000	49,788

		2,868,144

Industrial (10.3%)
Basic Industry (0.9%)
Alcan, Inc.
4.50%, 5/15/2013	20,000	19,606
7.25%, 3/15/2031	14,425	16,980
Alcoa, Inc.
7.375%, 8/1/2010	40,000	46,614
BHP Billington Finance BV
4.80%, 4/15/2013	15,000	15,155
BHP Finance USA Ltd.
7.25%, 3/1/2016	15,000	18,038
E.I. du Pont de Nemours & Co.
6.75%, 10/15/2004	40,000	40,233
4.75%, 11/15/2012	17,560	17,819
PPG Industries, Inc.
6.875%, 2/15/2012	13,600	15,457
Rohm & Haas Co.
(3)9.80%, 4/15/2020	12,000	15,646
US Trade Funding Corp.
(4)4.26%, 11/15/2014	26,827	26,545
Weyerhaeuser Co.
6.00%, 8/1/2006	30,000	31,659
Capital Goods (1.1%)
Boeing Capital Corp.
6.50%, 2/15/2012	30,000	33,416
Caterpillar Financial Services Corp.
2.70%, 7/15/2008	25,000	24,256
Caterpillar, Inc.
7.30%, 5/1/2031	10,000	12,277
Emerson Electric Co.
6.30%, 11/1/2005	13,875	14,476
General Dynamics Corp.
4.25%, 5/15/2013	40,000	38,746
Honeywell International, Inc.
7.50%, 3/1/2010	41,000	47,694
John Deere Capital Corp.
5.10%, 1/15/2013	40,000	41,033
Masco Corp.
6.75%, 3/15/2006	40,000	42,380
Minnesota Mining & Manufacturing Corp.
6.375%, 2/15/2028	30,000	33,188
Rockwell International Corp.
7.875%, 2/15/2005	17,000	17,430
United Technologies Corp.
6.625%, 11/15/2004	36,500	36,845
Communication (0.9%)
Alltel Corp.
7.00%, 7/1/2012	20,000	22,643
BellSouth Corp.
6.00%, 10/15/2011	25,000	27,052
BellSouth Telecommunications
5.875%, 1/15/2009	15,000	16,132
Chesapeake & Potomac Telephone Co. (MD)
7.15%, 5/1/2023	10,000	10,996
Cox Communications, Inc.
7.75%, 8/15/2006	30,000	32,132
Gannett Co., Inc.
5.50%, 4/1/2007	19,250	20,391
Illinois Bell Telephone Co.
6.625%, 2/1/2025	27,725	28,338
Southwestern Bell Telephone Co. MTN
7.60%, 4/26/2007	7,000	7,744
Telecomunicaciones de Puerto Rico
6.65%, 5/15/2006	13,000	13,721
Telefonica Europe BV
7.75%, 9/15/2010	40,000	47,155
Vodafone Group PLC
5.375%, 1/30/2015	35,000	35,962
Consumer Cyclical (1.7%)
DaimlerChrysler North America Holding Corp.
7.40%, 1/20/2005	30,000	30,596
The Walt Disney Co.
7.30%, 2/8/2005	30,000	30,639
6.375%, 3/1/2012	20,000	21,882
General Motors Acceptance Corp.
6.00%, 4/1/2011	27,370	27,233
Harley Davidson Inc.
(4)3.625%, 12/15/2008	35,000	35,000
Johnson Controls, Inc.
7.125%, 7/15/2017	36,300	42,412
Kohl's Corp.
6.00%, 1/15/2033	35,000	35,339
Lowe's Cos., Inc.
8.25%, 6/1/2010	12,870	15,507
6.50%, 3/15/2029	14,900	16,342
Target Corp.
7.50%, 2/15/2005	45,000	46,100
Time Warner, Inc.
7.57%, 2/1/2024	20,000	22,249
6.95%, 1/15/2028	15,000	15,733
Toyota Motor Credit Corp.
5.50%, 12/15/2008	50,000	54,100
Viacom International Inc.
7.70%, 7/30/2010	40,000	46,536
Wal-Mart Stores, Inc.
6.875%, 8/10/2009	12,000	13,604
4.55%, 5/1/2013	40,000	39,964
Wendy's International, Inc.
6.35%, 12/15/2005	25,500	26,752
Consumer Noncyclical (3.8%)
Abbott Laboratories
4.35%, 3/15/2014	45,000	43,895
American Home Products
6.95%, 3/15/2011	30,000	32,894
Anheuser-Busch Cos., Inc.
5.00%, 3/1/2019	15,000	14,739
7.00%, 12/1/2025	30,000	32,369
Archer-Daniels-Midland Co.
7.00%, 2/1/2031	34,130	39,792
Avon Products, Inc.
4.20%, 7/15/2018	30,000	27,528
Becton, Dickinson & Co.
4.55%, 4/15/2013	8,000	7,914
8.70%, 1/15/2025	20,000	21,417
Bristol-Myers Squibb Co.
5.75%, 10/1/2011	51,000	54,437
CPC International, Inc.
6.15%, 1/15/2006	6,790	7,117
Cardinal Health Inc.
6.75%, 2/15/2011	30,000	32,418
The Coca-Cola Co.
4.00%, 6/1/2005	40,000	40,548
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	30,000	33,065
Coca-Cola HBC Finance
5.50%, 9/17/2015	17,440	18,095
Colgate-Palmolive Co.
7.60%, 5/19/2025	13,920	17,289
Conagra Foods Inc.
6.75%, 9/15/2011	30,000	33,643
Diageo Capital PLC
3.50%, 11/19/2007	30,000	30,144
Eli Lilly & Co.
6.00%, 3/15/2012	45,000	49,537
Fortune Brands Inc.
6.25%, 4/1/2008	40,000	43,704
4.875%, 12/1/2013	35,000	35,474
GlaxoSmithKline Capital Inc.
5.375%, 4/15/2034	35,000	33,629
Kimberly-Clark Corp.
6.375%, 1/1/2028	30,000	32,928
Kraft Foods, Inc.
4.625%, 11/1/2006	50,000	51,607
Merck & Co.
2.50%, 3/30/2007	60,000	59,456
Pepsi Bottling Holdings Inc.
(4)5.625%, 2/17/2009	40,000	43,095
Pfizer, Inc.
2.50%, 3/15/2007	30,000	29,583
Pharmacia Corp.
6.60%, 12/1/2004	12,000	13,635
Procter & Gamble Co. ESOP
9.36%, 1/1/2021	60,945	82,775
Schering-Plough Corp.
5.30%, 12/1/2013	35,000	35,503
SmithKline Beecham
7.375%, 4/15/2005	15,000	15,472
Unilever Capital Corp.
7.125%, 11/1/2010	33,000	38,370
UnitedHealth Group Inc.
4.875%, 4/1/2013	40,000	40,090
4.75%, 2/10/2014	10,000	9,901
Warner-Lambert Co.
6.00%, 1/15/2008	20,000	21,730
Zeneca Wilmington Inc.
7.00%, 11/15/2023	29,000	34,083
Energy (0.6%)
Amoco Corp.
6.50%, 8/1/2007	25,000	27,334
Anadarko Petroleum Corp.
3.25%, 5/1/2008	30,000	29,668
ChevronTexaco Capital Co.
3.50%, 9/17/2007	12,566	12,698
Conoco, Inc.
6.35%, 4/15/2009	40,000	44,344
Norsk Hydro AS
9.00%, 4/15/2012	20,000	25,272
Phillips Petroleum Co.
9.375%, 2/15/2011	20,000	25,586
Suncor Energy, Inc.
7.15%, 2/1/2032	3,279	3,848
5.95%, 12/1/2034	20,700	21,384
Talisman Energy, Inc.
7.125%, 6/1/2007	10,000	10,927
Technology (0.6%)
First Data Corp.
4.70%, 8/1/2013	40,000	40,050
Hewlett-Packard Co.
7.15%, 6/15/2005	50,000	51,870
International Business Machines Corp.
8.375%, 11/1/2019	25,000	32,624
5.875%, 11/29/2032	15,000	15,411
Pitney Bowes Credit Corp.
8.55%, 9/15/2009	41,890	50,471
Transportation (0.6%)
ERAC USA Finance Co.
(4)7.35%, 6/15/2008	21,805	24,595
Federal Express Corp.
6.72%, 1/15/2022	42,663	47,888
Norfolk Southern Corp.
8.375%, 5/15/2005	25,000	26,029
PSA Corp. Ltd.
(4)7.125%, 8/1/2005	50,000	51,945
Southwest Airlines Co.
7.54%, 6/29/2015	30,772	35,324
Industrial Other (0.1%)
Snap-On Inc.
6.25%, 8/15/2011	34,990	38,820

		3,161,711

Utilities (2.5%)
Electric Utilities (1.9%)
Alabama Power Co.
2.80%, 12/1/2006	23,090	23,101
5.70%, 2/15/2033	15,000	14,940
Carolina Power & Light Co.
5.95%, 3/1/2009	20,000	21,715
Central Illinois Public Service
6.125%, 12/15/2028	54,000	54,312
Consolidated Edison Co. of New York
6.45%, 12/1/2007	20,000	21,880
3.625%, 8/1/2008	20,000	19,943
Exelon Generation Co. LLC
6.95%, 6/15/2011	45,000	50,591
Florida Power & Light
5.65%, 2/1/2035	40,000	40,065
Kansas City Power & Light
7.125%, 12/15/2005	40,000	42,233
National Rural Utilities Cooperative Finance Corp.
5.75%, 12/1/2008	50,000	53,676
PacifiCorp
6.625%, 6/1/2007	20,500	22,234
Public Service Electric & Gas
4.00%, 11/1/2008	40,500	40,801
South Carolina Electric & Gas Co.
5.80%, 1/15/2033	9,000	9,114
Southern Investments UK PLC
6.80%, 12/1/2006	35,000	36,943
Virginia Electric & Power Co.
5.75%, 3/31/2006	25,000	26,145
7.625%, 7/1/2007	16,200	18,067
Wisconsin Electric Power Co.
4.50%, 5/15/2013	21,565	21,210
Wisconsin Power & Light Co.
7.625%, 3/1/2010	20,000	23,441
Wisconsin Public Service
6.08%, 12/1/2028	45,000	47,914
Natural Gas (0.5%)
British Transco Finance
6.625%, 6/1/2018	50,000	55,719
KeySpan Corp.
6.15%, 6/1/2006	30,000	31,589
4.65%, 4/1/2013	9,000	8,948
PanEnergy Corp.
7.00%, 10/15/2006	25,000	26,871
Wisconsin Gas Co.
6.60%, 9/15/2013	13,100	14,516
Utility Other (0.1%)
Washington Gas Light Co.
6.15%, 1/26/2026	43,500	44,815

		770,783

TOTAL CORPORATE BONDS
(Cost $16,718,242)		7,116,876

SOVEREIGN BONDS (U.S. Dollar-Denominated) (0.7%)

Kredit Fuer Wiederaufbau
3.375%, 1/23/2008	55,000	55,316
Province of British Columbia
4.30%, 5/30/2013	40,000	39,886
Province of Ontario
4.375%, 2/15/2013	40,000	39,850
Quebec Hydro Electric
6.30%, 5/11/2011	40,000	44,866
Republic of South Africa
6.50%, 6/2/2014	21,900	23,137

TOTAL SOVEREIGN BONDS
(Cost $204,715)		203,055

TAXABLE MUNICIPAL BONDS (0.9%)

Chelan County Washington Public Utility District
(1)7.07%, 6/1/2007	10,000	11,063
(1)7.10%, 6/1/2008	12,000	13,557
Illinois (Taxable Pension) GO
5.10%, 6/1/2033	50,000	47,106
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
(1)5.501%, 5/1/2034	50,000	49,750
Oakland CA Pension Obligation
(1)6.98%, 12/15/2009	7,801	8,931
Oregon School Board Association Taxable Pension
(2)5.528%, 6/30/2028	50,000	50,171
Southern California Public Power Auth. Rev
(2)6.93%, 5/15/2017	30,000	36,513
Stanford University California Rev
6.875%, 2/1/2024	34,745	40,446
7.65%, 6/15/2026	29,000	35,549

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $281,722)		293,086

TEMPORARY CASH INVESTMENTS (5.6%)

	Shares
Money Market Fund (3.7%)
Vanguard Market Liquidity Fund, 1.52%+	1,124,330	1,124,330

	Face Amount (000)
Repurchase Agreements (1.9%)
Bank of America
1.59%, 9/1/2004
(Dated 8/31/2004, Repurchase Value $372,416,000,
collateralized by Federal National Mortgage Association,
6.00%, 8/1/2034)	$372,400	372,400
JPMorgan Chase Bank
1.59%, 9/1/2004
(Dated 8/31/2004, Repurchase Value $209,109,000,
collateralized by Federal National Mortgage Association,
4.00-8.00%, 5/1/2011-9/1/2034 and
Federal Home Loan Mortgage Corporation,
4.00-9.00%, 4/1/2005-5/1/2034)	209,100	209,100

		581,500

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,705,830)		1,705,830

TOTAL INVESTMENTS (104.7%)
(Cost $26,961,419)		32,045,758

OTHER ASSETS AND LIABILITIES-NET (-4.7%)		(1,444,077)

NET ASSETS (100%)		$30,601,681

* Non-income producing security.
** The issuer is a publicly-traded company that operates under a congressionsl charter; its securities are neither issued nor guaranteed by the U.S. government.
+ Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is 7-day yield.

(1)Scheduled principal and interest payments are guaranteed by MBIA (Municipal Bond Insurance Association).
(2)Scheduled principal and interest payments are guaranteed by FSA (Financial Security Assurance).
(3)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(4) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, the aggregate value of these securities was $785,582,000, representing 2.6% of net assets.

ADR — American Depositary Receipt.
MTN — Medium-Term Note.
REIT— Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31 2004, the cost of investment securities for tax purposes was $26,961,419,000. Net unrealized appreciation of investment securities was $5,084,339,000, consisting of unrealized gains of $5,401,046,000 on securities that had risen in value since their purchase and $316,707,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

VANGUARD WELLINGTON FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.